Organization and Principal Activities (The Company Acquired Ku6 Holding) (Narrative) (Details)					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2009	Jan. 18, 2010 Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member] Ordinary Shares [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interest					100.00%
Date of share purchase agreement						Nov. 26, 2009
Ordinary shares issued							723,684,204
Percentage of Shanda's equity interest in the company	70.46%	51.65%	41.97%	51.00%